Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Earnings from Continuing Operations Before Income Taxes and Noncontrolling Interests

Components of earnings from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

Year Ended December 31,	2013	2012	2011
United States	$755,921	$854,705	$1,241,465
Foreign	35,202	(1,765)	10,347

	$791,123	$852,940	$1,251,812

Provision for Income Taxes

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2013	2012	2011
Current:
Federal	$138,343	$261,552	$329,076
State	223	20,337	1,685
Foreign	10,464	3,199	2,016

Total current	149,030	285,088	332,777

Deferred:
Federal	36,157	(23,052)	55,124
State	(39)	(10,440)	10,400
Foreign	20,446	8,218	(7,473)

Total deferred	56,564	(25,274)	58,051

Total provision for income taxes	$205,594	$259,814	$390,828

Reconciliation of the Federal Statutory Tax Rate to Total Provisions

A reconciliation of the federal statutory tax rate (35%) to the total provision is as follows:

	Year Ended December 31,
	2013	2012	2011
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.02	0.75	0.63
Federal research credit	(0.79)	—	(0.28)
Domestic manufacturing deduction	(1.74)	(3.25)	(2.21)
Equity in losses of foreign joint ventures	1.36	1.43	0.64
Foreign rate differential	(2.35)	0.60	(0.92)
Noncontrolling interests	(4.32)	(3.64)	(2.32)
Out of period correction to deferred taxes	(2.57)	—	—
Other, net	1.38	(0.43)	0.68

Provision for income taxes	25.99%	30.46%	31.22%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2013	2012
Deferred tax assets:
Accrued liabilities and reserves	$102,933	$108,287
Allowance for doubtful accounts	19,756	14,212
Inventory	206,826	174,499
Post-retirement benefits	6,268	11,119
Natural gas hedges	—	221
Net operating loss carryforward	12,859	15,033
Tax credit carryforwards	56,185	28,600

Total deferred tax assets	404,827	351,971

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(16,582)	(17,523)
Cumulative translation adjustments	(1,403)	(1,600)
Commodity hedges	(805)	—
Intangibles	(210,791)	(233,413)
Property, plant and equipment	(610,451)	(475,176)

Total deferred tax liabilities	(840,032)	(727,712)

Total net deferred tax liabilities	$(435,205)	$(375,741)

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	December 31,
	2013	2012	2011
Balance at beginning of year	$80,862	$80,897	$92,752
Additions based on tax positions related to current year	4,849	9,456	6,733
Reductions based on tax positions related to current year	(55)	(132)	(3,160)
Additions based on tax positions related to prior years	2,307	5,821	937
Reductions based on tax positions related to prior years	(6,248)	(3,296)	(2,169)
Reductions due to settlements with taxing authorities	—	(764)	(958)
Reductions due to statute of limitations lapse	(15,740)	(11,120)	(13,238)

Balance at end of year	$65,975	$80,862	$80,897